Eaton Vance

New York Municipal Income Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.6%
New York State Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$5,931,099
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/31	1,000	1,346,510
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/35	2,000	2,633,400
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/36	2,640	3,461,304
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	5,000	6,432,150

		$19,804,463

Cogeneration — 0.4%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,755	$1,770,900

		$1,770,900

Education — 10.9%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$269,463
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/29	150	167,283
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/30	185	205,552
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/31	180	198,936
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/32	200	219,908
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,250	1,314,888
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/31	235	265,874
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/32	260	291,741
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/34	450	521,217
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/36	300	344,421
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/37	700	800,989
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/39	365	415,231
New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	1,901,971
New York Dormitory Authority, (City University), 6.00%, 7/1/20	2,575	2,575,000
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	9,370	11,821,848
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/30	1,000	1,397,580
New York Dormitory Authority, (Cornell University), (SPA: U.S. Bank, N.A.), 0.10%, 7/1/39(1)	3,000	3,000,000
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	350	378,070
New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	5,950	7,540,792
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	260,950
Syracuse Industrial Development Agency, (Syracuse City School District), 4.00%, 5/1/35	700	817,978
Syracuse Industrial Development Agency, (Syracuse City School District), 4.00%, 5/1/36	1,500	1,746,015
Syracuse Industrial Development Agency, (Syracuse City School District), (LOC: JPMorgan Chase Bank, N.A), 0.11%, 12/1/37(1)	45	45,000
Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	1,500	1,798,020
Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,750	2,090,375
Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	3,925	4,673,458

Security	Principal Amount (000’s omitted)	Value
Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	$1,500	$1,780,800

		$46,843,360

Electric Utilities — 7.0%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/35	$2,400	$2,996,784
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/39	2,500	3,084,800
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/42	1,210	1,455,969
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/47	1,000	1,195,380
Long Island Power Authority, Electric System Revenue, Series 2017, 5.00%, 9/1/37	400	486,600
New York Power Authority, 4.00%, 11/15/45	4,575	5,420,506
New York Power Authority, 4.00%, 11/15/50	1,430	1,682,752
New York Power Authority, 5.00%, 11/15/31	1,000	1,063,110
Utility Debt Securitization Authority, 5.00%, 6/15/26	30	35,131
Utility Debt Securitization Authority, 5.00%, 12/15/27	150	183,453
Utility Debt Securitization Authority, Series 2013, 5.00%, 12/15/33	2,895	3,295,292
Utility Debt Securitization Authority, Series 2015, 5.00%, 12/15/33	7,500	9,039,225

		$29,939,002

Escrowed/Prerefunded — 0.2%
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.00%, 11/15/27	$940	$1,001,401

		$1,001,401

General Obligations — 10.0%
Amherst Central School District, 4.00%, 2/1/30	$1,815	$2,186,440
Amherst Central School District, 4.00%, 2/1/31	1,890	2,261,423
Babylon, 4.00%, 10/1/28	805	988,942
Dutchess County, 2019 Series B, 4.00%, 3/1/32	475	559,531
Erie County, 3.00%, 6/24/21	1,500	1,536,930
New York City, 4.00%, 10/1/35	3,650	4,288,202
New York City, 4.00%, 3/1/36	2,520	2,970,526
New York City, 4.00%, 12/1/41	370	420,150
New York City, 5.00%, 8/1/28	3,520	4,259,658
New York City, 5.00%, 3/1/40	1,750	2,217,932
New York City, 5.00%, 12/1/41	2,500	3,074,950
Onondaga County, 4.00%, 5/1/32	615	741,881
Onondaga County, 4.00%, 6/1/32	2,120	2,467,574
Port Chester-Rye Union Free School District, 4.00%, 6/1/29	2,285	2,825,311
Port Chester-Rye Union Free School District, 4.00%, 6/1/30	3,205	3,924,522
Scarsdale Union Free School District, 2.00%, 6/15/31	2,830	2,932,927
Southampton, 2.00%, 4/1/32	920	936,330
Southampton, 3.00%, 4/1/31	940	1,054,144
Syracuse Industrial Development Agency, (Syracuse City School District), 4.00%, 5/1/34	250	288,542
Valley Stream Central High School District, 4.00%, 6/15/32	765	910,817
Valley Stream Central High School District, 4.00%, 6/15/33	775	916,879
Valley Stream, 2.25%, 5/15/27	250	234,717
Valley Stream, 2.375%, 5/15/28	255	238,568
Westchester County, 4.00%, 1/15/33	100	117,764
Westchester County, 4.00%, 1/15/34	100	117,300
Westchester County, 4.00%, 1/15/37	10	11,604
Westchester County, 4.00%, 1/15/38	520	601,578

		$43,085,142

Security	Principal Amount (000’s omitted)	Value
Hospital — 7.7%
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/37	$1,615	$1,878,536
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/38	975	1,048,856
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	1,130	1,212,241
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/30	230	303,536
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/36	2,500	3,181,100
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/31	3,200	3,896,128
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/39	700	761,166
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	750	892,365
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,948,721
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	4,875	5,462,340
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/21(2)	500	525,575
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(2)	4,500	5,317,065
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	2,200	2,571,712
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,190	2,266,738

		$33,266,079

Housing — 2.4%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	$300	$340,620
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	540	610,616
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	715,473
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	450	504,441
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,221,845
New York City Housing Development Corp., (SPA: Wells Fargo Bank, N.A.), 0.13%, 5/1/57(3)	3,500	3,500,000
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,108,200
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/27	185	209,037
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/28	550	619,223
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/29	160	178,682
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/42	1,250	1,325,825

		$10,333,962

Industrial Development Revenue — 2.3%
Build NYC Resource Corp., (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(2)	$685	$711,160
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	4,191,204
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	930	887,294
Niagara Area Development Corp., (Covanta), (AMT), 4.75%, 11/1/42(2)	4,000	4,042,280

		$9,831,938

Insured-Education — 2.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,703,816

		$8,703,816

Insured-Escrowed/Prerefunded — 2.4%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$10,311,855

		$10,311,855

Insured-General Obligations — 4.4%
East Ramapo Central School District, (AGM), 4.00%, 12/15/28	$1,670	$1,896,385

Security	Principal Amount (000’s omitted)	Value
East Ramapo Central School District, (AGM), 5.00%, 12/15/26	$1,340	$1,628,703
Monroe County, (AGM), 5.00%, 6/1/28	925	1,214,590
Monroe County, (AGM), 5.00%, 6/1/29	800	1,074,024
Monroe County, (AGM), 5.00%, 6/1/30	2,120	2,899,842
Nassau County, (AGM), 5.00%, 4/1/38	4,025	5,133,726
Nassau County, (AGM), 5.00%, 4/1/46	2,425	2,975,742
Oyster Bay, (AGM), 4.00%, 8/1/28	1,995	2,084,077

		$18,907,089

Insured-Other Revenue — 0.3%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$1,690	$1,337,044

		$1,337,044

Insured-Solid Waste — 0.6%
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/30	$275	$341,883
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/31	350	432,761
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/32	450	552,924
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/33	475	580,364
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/34	500	608,945

		$2,516,877

Insured-Transportation — 0.8%
Metropolitan Transportation Authority, Green Bonds, (AGM), 5.00%, 11/15/44	$2,765	$3,295,659

		$3,295,659

Lease Revenue/Certificates of Participation — 2.0%
Hudson Yards Infrastructure Corp., 4.00%, 2/15/44	$280	$304,741
Hudson Yards Infrastructure Corp., 5.00%, 2/15/30	550	671,468
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42	4,000	4,678,080
Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/28	500	637,320
Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/29	500	648,420
Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/30	400	527,040
Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/31	750	975,337

		$8,442,406

Other Revenue — 6.3%
Battery Park City Authority, Sustainability Bonds, 5.00%, 11/1/49	$7,700	$9,844,758
Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/36	125	144,725
Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/37	165	190,403
Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/38	150	172,568
Chautauqua County Capital Resource Corp, (Jamestown Center City Development Corp.), 2.50% to 5/1/22 (Put Date), 11/1/31	2,375	2,388,537
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37	575	711,913
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/43	3,960	4,645,120
New York City Trust for Cultural Resources, (Museum of Modern Art), 4.00%, 4/1/25	1,805	2,075,425
New York City Trust for Cultural Resources, (Museum of Modern Art), 4.00%, 4/1/26	1,140	1,336,274
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,340,350

		$26,850,073

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 3.3%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	$650	$697,261
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	694,635
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,606,020
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/40(4)	2,000	2,106,940
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,450,085
Tompkins County Development Corp., (Kendal at Ithaca), 5.00%, 7/1/34	100	104,110
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/28	1,090	1,108,138
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,485	1,495,722
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/27	270	299,568
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/28	390	429,885
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	250	275,168

		$14,267,532

Special Tax Revenue — 13.2%
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 11/1/38	$4,245	$4,916,432
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,611,067
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/39	3,000	3,565,980
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	2,160	2,615,933
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,067,750
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	175	141,414
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	725	746,395
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/44	6,000	6,899,760
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/48	4,000	5,036,880
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	1,960	2,364,073
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	4,000	4,925,840
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/33	1,390	1,722,655
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	2,200	2,613,116
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	1,750	2,310,892
Sales Tax Asset Receivable Corp., 5.00%, 10/15/24	200	240,142
Sales Tax Asset Receivable Corp., 5.00%, 10/15/27	5,000	5,893,450
Sales Tax Asset Receivable Corp., 5.00%, 10/15/28	5,000	5,881,850

		$56,553,629

Transportation — 14.5%
Albany County Airport Authority, (AMT), 5.00%, 12/15/24	$1,000	$1,162,810
Albany County Airport Authority, (AMT), 5.00%, 12/15/25	500	595,025
Albany County Airport Authority, (AMT), 5.00%, 12/15/26	1,000	1,215,450
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/37	200	241,524
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/32	575	369,581
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/33	4,400	2,695,000
Metropolitan Transportation Authority, Green Bonds, 4.75%, 11/15/45	1,505	1,671,408
Metropolitan Transportation Authority, Green Bonds, 5.00%, 11/15/50	2,450	2,782,832
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	1,936,161
New York Thruway Authority, 3.00%, 1/1/48	7,500	7,751,850
New York Thruway Authority, 5.00%, 1/1/33	1,910	2,438,363

Security	Principal Amount (000’s omitted)	Value
New York Thruway Authority, 5.00%, 1/1/37	$1,645	$1,994,595
New York Thruway Authority, 5.00%, 1/1/38	3,000	3,780,330
New York Thruway Authority, 5.00%, 1/1/39	210	263,836
New York Thruway Authority, 5.00%, 1/1/40	1,940	2,430,684
New York Thruway Authority, Series 2016A, 5.00%, 1/1/33	3,125	3,663,031
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	8,100	8,724,186
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,371,003
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	525	655,184
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/29	275	349,055
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/30	460	579,296
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/31	180	225,002
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,876,100
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/31	5,645	5,962,983
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/38	1,000	1,126,700
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,520	1,808,116
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/37	1,250	1,496,563
Triborough Bridge and Tunnel Authority, (LOC: Citibank, N.A.), 0.09%, 1/1/32(1)	1,005	1,005,000
Triborough Bridge and Tunnel Authority, (LOC: State Street Bank and Trust Company), 0.12%, 1/1/32(1)	1,250	1,250,000

		$62,421,668

Water and Sewer — 3.2%
Monroe County Water Authority, 4.00%, 3/1/33	$200	$248,082
Monroe County Water Authority, 4.00%, 3/1/34	670	823,450
Monroe County Water Authority, 4.00%, 3/1/35	335	408,636
Monroe County Water Authority, 5.00%, 3/1/29	170	229,286
Monroe County Water Authority, 5.00%, 3/1/31	100	136,769
Monroe County Water Authority, 5.00%, 3/1/32	100	135,859
New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/37	1,000	1,185,670
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/35	2,470	2,971,114
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/41	2,290	2,983,916
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/48	2,500	3,035,750
New York City Municipal Water Finance Authority, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 0.14%, 6/15/49(1)	1,585	1,585,000

		$13,743,532

Total Tax-Exempt Investments — 98.5% (identified cost $404,096,351)		$423,227,427

Corporate Bonds & Notes — 0.6%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.6%
Montefiore Obligated Group, 4.287%, 9/1/50	$2,630	$2,614,432

Security	Principal Amount (000’s omitted)	Value

Total Corporate Bonds & Notes — 0.6% (identified cost $2,630,000)		$2,614,432

Miscellaneous — 0.2%

Security	Units	Value
Real Estate — 0.2%
CMS Liquidating Trust(2)(5)(6)	1,975,984	$982,064

Total Miscellaneous — 0.2% (identified cost $1,280,000)		$982,064

Total Investments — 99.3% (identified cost $408,006,351)		$426,823,923

Other Assets, Less Liabilities — 0.7%		$2,841,547

Net Assets — 100.0%		$429,665,470

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2020, 10.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 5.8% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2020.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $15,037,150 or 3.5% of the Fund’s net assets.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2018.

(4)	When-issued security.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Non-income producing.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Line of Credit

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$423,227,427	$—	$423,227,427
Corporate Bonds & Notes	—	2,614,432	—	2,614,432
Miscellaneous	—	—	982,064	982,064
Total Investments	$—	$425,841,859	$982,064	$426,823,923

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.